Short-Term Investment - Schedule of Measured at Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Structured Products	$ 4,537,044	$ 0
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Structured Products	$ 4,537,044